Quarterly Holdings Report
for
Fidelity® Global High Income Fund
January 31, 2024
GHI-NPRT3-0324
1.926257.112
Corporate Bonds - 77.9%
		Principal Amount (a)	Value ($)
Convertible Bonds - 1.4%
Broadcasting - 0.8%
DISH Network Corp.:
0% 12/15/25		86,000	61,189
2.375% 3/15/24		210,000	205,149
3.375% 8/15/26		646,000	374,680
			641,018
Diversified Financial Services - 0.4%
New Cotai LLC 5% 2/24/27 (b)		158,437	326,523
Telecommunications - 0.2%
Cellnex Telecom SA 2.125% 8/11/30 (Reg. S)	EUR	100,000	112,172
TOTAL CONVERTIBLE BONDS			1,079,713
Nonconvertible Bonds - 76.5%
Aerospace - 1.9%
ATI, Inc.:
4.875% 10/1/29		35,000	32,338
5.125% 10/1/31		25,000	22,814
5.875% 12/1/27		70,000	68,613
Bombardier, Inc.:
6% 2/15/28 (c)		45,000	43,841
7.875% 4/15/27 (c)		148,000	147,811
8.75% 11/15/30 (c)		50,000	52,473
Embraer Netherlands Finance BV:
6.95% 1/17/28 (c)		20,000	20,550
7% 7/28/30 (c)		50,000	52,363
Moog, Inc. 4.25% 12/15/27 (c)		20,000	18,726
Rolls-Royce PLC 5.75% 10/15/27 (c)		55,000	55,030
TransDigm, Inc.:
4.875% 5/1/29		200,000	186,921
5.5% 11/15/27		335,000	327,044
6.25% 3/15/26 (c)		180,000	178,776
6.75% 8/15/28 (c)		110,000	111,650
6.875% 12/15/30 (c)		150,000	153,512
Wesco Aircraft Holdings, Inc. 8.5% (c)(d)		45,000	3,825
			1,476,287
Air Transportation - 0.8%
Air Canada 3.875% 8/15/26 (c)		65,000	61,820
Allegiant Travel Co. 7.25% 8/15/27 (c)		40,000	39,100
Indira Gandhi International Airport 6.125% 10/31/26 (Reg. S)		200,000	197,820
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)		38,500	38,558
Rand Parent LLC 8.5% 2/15/30 (c)		165,000	163,361
United Airlines, Inc.:
4.375% 4/15/26 (c)		80,000	77,171
4.625% 4/15/29 (c)		50,000	46,252
			624,082
Automotive - 0.7%
Ford Motor Credit Co. LLC 3.625% 6/17/31		600,000	516,308
Automotive & Auto Parts - 2.2%
Adient Global Holdings Ltd.:
7% 4/15/28 (c)		95,000	97,126
8.25% 4/15/31 (c)		95,000	100,340
Albion Financing 1 SARL 5.25% 10/15/26 (Reg. S)	EUR	100,000	106,669
Ford Motor Co. 3.25% 2/12/32		140,000	115,895
Ford Motor Credit Co. LLC:
2.9% 2/16/28		50,000	44,981
5.125% 6/16/25		170,000	168,522
6.125% 5/15/28	EUR	100,000	116,296
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (e)	EUR	100,000	105,982
Jaguar Land Rover Automotive PLC 4.5% 1/15/26 (Reg. S)	EUR	100,000	107,962
LCM Investments Holdings 4.875% 5/1/29 (c)		70,000	63,084
Macquarie AirFinance Holdings:
8.125% 3/30/29 (c)		40,000	41,503
8.375% 5/1/28 (c)		55,000	57,775
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)		45,000	42,183
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	100,000	109,434
Wand NewCo 3, Inc. 7.625% 1/30/32 (c)		60,000	61,968
ZF Europe Finance BV 4.75% 1/31/29 (Reg. S)	EUR	100,000	107,504
ZF Finance GmbH 5.75% 8/3/26 (Reg. S)	EUR	200,000	221,479
			1,668,703
Banks & Thrifts - 3.0%
Access Bank PLC 6.125% 9/21/26 (c)		190,000	174,384
Ally Financial, Inc.:
8% 11/1/31		155,000	171,233
8% 11/1/31		108,000	119,498
Aretec Group, Inc. 10% 8/15/30 (c)		145,000	156,603
Banca Monte dei Paschi di Siena SpA 5Y ISDAFIX 11AM LDN TM EUR FXG + 5.000% 7.708% 1/18/28 (e)(f)	EUR	100,000	111,085
Banco de Credito Social Cooperativo SA:
EURIBOR ICE Swap Rate + 4.260% 7.5% 9/14/29 (Reg. S) (e)(f)	EUR	100,000	116,175
5.25% 11/27/31 (Reg. S) (e)	EUR	100,000	101,090
Banco de Sabadell SA 6% 8/16/33 (Reg. S) (e)	EUR	100,000	109,626
Bangkok Bank Ltd. PCL 3.733% 9/25/34 (Reg. S) (e)		200,000	177,050
Bank of East Asia Ltd. 6.75% 3/15/27 (Reg. S) (e)		250,000	250,679
Commerzbank AG 6.5% 12/6/32 (Reg. S) (e)	EUR	100,000	113,732
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)		250,000	233,237
Intesa Sanpaolo SpA 2.925% 10/14/30 (Reg. S)	EUR	100,000	97,139
Piraeus Bank SA 3.875% 11/3/27 (Reg. S) (e)	EUR	100,000	104,350
Shinhan Bank 4.375% 4/13/32 (Reg. S)		200,000	184,208
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (c)		130,000	94,094
			2,314,183
Broadcasting - 1.6%
Cable Onda SA 4.5% 1/30/30 (c)		200,000	173,750
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (c)		75,000	61,968
7.75% 4/15/28 (c)		35,000	30,343
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (c)(d)		70,000	4,638
Gray Television, Inc. 5.375% 11/15/31 (c)		90,000	70,441
Nexstar Media, Inc. 5.625% 7/15/27 (c)		75,000	73,043
Scripps Escrow II, Inc.:
3.875% 1/15/29 (c)		50,000	43,000
5.375% 1/15/31 (c)		25,000	18,993
Scripps Escrow, Inc. 5.875% 7/15/27 (c)		50,000	45,065
Sirius XM Radio, Inc.:
4% 7/15/28 (c)		315,000	286,054
4.125% 7/1/30 (c)		65,000	56,875
Summer (BC) Holdco B SARL 5.75% 10/31/26 (Reg. S)	EUR	100,000	105,331
TV Azteca SA de CV 8.25% (Reg. S) (d)		200,000	74,900
Univision Communications, Inc.:
4.5% 5/1/29 (c)		100,000	88,862
6.625% 6/1/27 (c)		110,000	108,810
			1,242,073
Building Materials - 0.9%
Acproducts Holdings, Inc. 6.375% 5/15/29 (c)		100,000	74,542
Advanced Drain Systems, Inc. 5% 9/30/27 (c)		115,000	110,750
CEMEX S.A.B. de CV 5.45% 11/19/29 (c)		200,000	197,290
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)		20,000	18,200
SRS Distribution, Inc.:
4.625% 7/1/28 (c)		55,000	51,305
6% 12/1/29 (c)		55,000	51,425
6.125% 7/1/29 (c)		30,000	28,390
West China Cement Ltd. 4.95% 7/8/26 (Reg. S)		200,000	147,750
			679,652
Cable/Satellite TV - 1.8%
Adria Bidco BV 3.125% 2/15/26 (Reg. S)	EUR	100,000	103,866
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)		100,000	84,555
4.25% 1/15/34 (c)		115,000	91,437
4.5% 8/15/30 (c)		195,000	169,584
4.5% 6/1/33 (c)		120,000	98,424
5.125% 5/1/27 (c)		225,000	217,016
CSC Holdings LLC:
4.5% 11/15/31 (c)		65,000	46,641
4.625% 12/1/30 (c)		75,000	38,335
5% 11/15/31 (c)		65,000	32,718
5.75% 1/15/30 (c)		100,000	52,929
7.5% 4/1/28 (c)		230,000	153,106
DISH DBS Corp. 5.75% 12/1/28 (c)		45,000	30,273
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)		150,000	115,979
6.5% 9/15/28 (c)		110,000	47,350
Ziggo Bond Co. BV 5.125% 2/28/30 (c)		35,000	29,529
Ziggo BV 4.875% 1/15/30 (c)		50,000	44,705
			1,356,447
Capital Goods - 0.2%
Benteler International AG 9.375% 5/15/28 (Reg. S)	EUR	150,000	172,946
Chemicals - 3.9%
Braskem Idesa SAPI:
6.99% 2/20/32 (c)		55,000	35,836
7.45% 11/15/29 (c)		30,000	20,729
Braskem Netherlands BV 8.5% 1/12/31 (c)		75,000	71,061
CF Industries Holdings, Inc.:
5.15% 3/15/34		45,000	44,381
5.375% 3/15/44		80,000	77,243
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (c)		90,000	84,825
ENN Clean Energy International Investment Ltd.:
3.375% 5/12/26 (c)		200,000	188,404
3.375% 5/12/26 (Reg. S)		200,000	188,404
INEOS Finance PLC 6.375% 4/15/29 (Reg. S)	EUR	133,000	143,733
INEOS Quattro Finance 2 PLC 8.5% 3/15/29 (c)	EUR	124,000	141,789
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (c)(e)		194,250	161,228
LSB Industries, Inc. 6.25% 10/15/28 (c)		20,000	18,992
MEGlobal Canada, Inc. 5% 5/18/25 (c)		200,000	197,188
NOVA Chemicals Corp. 4.25% 5/15/29 (c)		75,000	63,091
OCP SA:
3.75% 6/23/31 (c)		200,000	168,470
6.875% 4/25/44 (c)		150,000	137,438
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (c)		200,000	211,595
Sasol Financing U.S.A. LLC 4.375% 9/18/26		200,000	186,313
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (c)		160,000	148,573
6.625% 5/1/29 (c)		45,000	40,876
The Chemours Co. LLC:
4.625% 11/15/29 (c)		70,000	60,801
5.375% 5/15/27		75,000	72,958
5.75% 11/15/28 (c)		230,000	216,935
Tronox, Inc. 4.625% 3/15/29 (c)		55,000	48,560
W.R. Grace Holding LLC:
4.875% 6/15/27 (c)		70,000	66,936
5.625% 8/15/29 (c)		70,000	61,721
7.375% 3/1/31 (c)		120,000	122,258
			2,980,338
Consumer Products - 1.5%
Central Garden & Pet Co. 4.125% 10/15/30		35,000	31,383
Ferrellgas LP/Ferrellgas Finance Corp. 5.875% 4/1/29 (c)		45,000	44,099
Gannett Holdings LLC 6% 11/1/26 (c)		45,000	40,613
Kernel Holding SA 6.75% 10/27/27 (c)		100,000	70,500
Mattel, Inc. 3.375% 4/1/26 (c)		20,000	19,082
Meituan 2.125% 10/28/25 (c)		200,000	188,686
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (c)		75,000	72,501
Prosus NV 4.027% 8/3/50 (c)		200,000	127,000
Spectrum Brands Holdings, Inc. 4% 10/1/26	EUR	100,000	106,393
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)		75,000	63,289
4% 4/15/29 (c)		60,000	54,133
The Scotts Miracle-Gro Co. 4% 4/1/31		40,000	33,454
TKC Holdings, Inc.:
6.875% 5/15/28 (c)		150,000	136,875
10.5% 5/15/29 (c)		130,000	117,650
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (c)		75,000	74,813
			1,180,471
Containers - 0.5%
ARD Finance SA:
5% 6/30/27 pay-in-kind (Reg. S) (e)	EUR	100,000	51,874
6.5% 6/30/27 pay-in-kind (c)(e)		70,000	33,823
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 2.125% 8/15/26 (Reg. S)	EUR	100,000	96,874
Ball Corp. 4.875% 3/15/26		85,000	83,936
Berry Global, Inc. 4.875% 7/15/26 (c)		40,000	39,348
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		30,000	26,776
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)		35,000	31,271
Trident TPI Holdings, Inc. 12.75% 12/31/28 (c)		25,000	26,665
			390,567
Diversified Financial Services - 4.6%
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)		30,000	28,447
Coinbase Global, Inc. 3.625% 10/1/31 (c)		185,000	138,749
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (c)		155,000	156,561
FLY Leasing Ltd. 7% 10/15/24 (c)		105,000	100,177
Fortune Star (BVI) Ltd. 6.85% 7/2/24 (Reg. S)		200,000	195,000
Gn Bondco LLC 9.5% 10/15/31 (c)		95,000	93,694
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (c)		215,000	223,346
Hightower Holding LLC 6.75% 4/15/29 (c)		25,000	22,716
HTA Group Ltd. 7% 12/18/25 (c)		75,000	73,898
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		165,000	137,892
4.75% 9/15/24		90,000	89,485
5.25% 5/15/27		400,000	359,500
6.375% 12/15/25		295,000	290,232
Liberty Costa Rica SR SF 10.875% 1/15/31 (c)		200,000	204,563
MDGH GMTN RSC Ltd. 5.084% 5/22/53 (c)		200,000	189,250
OneMain Finance Corp.:
4% 9/15/30		165,000	139,735
7.125% 3/15/26		200,000	202,727
Qtel International Finance Ltd. 2.625% 4/8/31 (c)		200,000	172,635
Shriram Transport Finance Co. Ltd. 6.625% 4/22/27 (Reg. S)		200,000	201,750
Vedanta Resources Finance II PLC 13.875% 12/9/28 (Reg. S)		200,000	173,000
Verisure Holding AB:
3.25% 2/15/27 (Reg. S)	EUR	100,000	103,741
3.875% 7/15/26 (Reg. S)	EUR	125,000	132,460
Vivion Investments SARL 7.9% 8/31/28 pay-in-kind (Reg. S) (e)	EUR	100,000	87,288
Yihua Overseas Investment Ltd. 8.5% (Reg. S) (b)(d)		200,000	3,002
			3,519,848
Diversified Media - 0.4%
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.5% 2/15/28 (c)		220,000	111,280
Cmg Media Corp. 8.875% 12/15/27 (c)		220,000	171,636
Lamar Media Corp. 4.875% 1/15/29		45,000	43,548
			326,464
Energy - 12.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (c)		140,000	138,959
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (c)		70,000	69,217
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		200,000	185,152
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (c)		200,000	205,780
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)		70,000	69,877
7% 6/15/25 (c)		130,000	129,982
8.375% 1/15/29 (c)		105,000	109,092
CNX Resources Corp. 6% 1/15/29 (c)		25,000	24,156
Comstock Resources, Inc.:
5.875% 1/15/30 (c)		50,000	43,328
6.75% 3/1/29 (c)		90,000	82,642
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		25,000	24,689
CVR Energy, Inc.:
5.25% 2/15/25 (c)		140,000	139,825
5.75% 2/15/28 (c)		115,000	106,239
DCP Midstream Operating LP 8.125% 8/16/30		5,000	5,765
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (c)		45,000	42,877
DT Midstream, Inc.:
4.125% 6/15/29 (c)		75,000	68,906
4.375% 6/15/31 (c)		75,000	67,183
Ecopetrol SA 8.875% 1/13/33		40,000	42,194
EIG Pearl Holdings SARL 3.545% 8/31/36 (c)		80,000	67,000
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)		125,000	124,420
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (c)		40,000	36,816
Energy Transfer LP 6% 2/1/29 (c)		45,000	45,219
EnfraGen Energia Sur SA 5.375% 12/30/30 (c)		200,000	155,500
EnLink Midstream LLC 5.625% 1/15/28 (c)		25,000	24,710
EQM Midstream Partners LP 6.5% 7/1/27 (c)		70,000	70,854
EQT Corp. 3.625% 5/15/31 (c)		50,000	44,549
FEL Energy VI SARL 5.75% 12/1/40 (c)		40,710	35,491
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (c)		85,000	68,931
GeoPark Ltd. 5.5% 1/17/27 (c)		65,000	57,647
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		55,000	54,038
8.25% 1/15/32 (c)		25,000	25,644
Greenko Solar Mauritius Ltd. 5.55% 1/29/25 (Reg. S)		200,000	197,125
Harvest Midstream I LP 7.5% 9/1/28 (c)		135,000	136,364
Hess Midstream Operations LP:
4.25% 2/15/30 (c)		50,000	45,993
5.125% 6/15/28 (c)		80,000	77,606
5.5% 10/15/30 (c)		30,000	29,325
5.625% 2/15/26 (c)		100,000	99,370
HPCL-Mittal Energy Ltd. 5.45% 10/22/26 (Reg. S)		200,000	194,930
India Clean Energy Holdings 4.5% 4/18/27 (Reg. S)		200,000	179,375
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (Reg. S)		250,000	250,078
Investment Energy Resources Ltd. 6.25% 4/26/29 (c)		200,000	189,296
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)		80,399	85,022
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)		95,000	93,725
Kosmos Energy Ltd. 7.125% 4/4/26 (c)		160,000	153,800
Leeward Renewable Energy LLC 4.25% 7/1/29 (c)		170,000	153,561
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (c)		150,000	144,574
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (c)		323,256	248,810
Medco Oak Tree Pte Ltd.:
7.375% 5/14/26 (c)		200,000	198,875
7.375% 5/14/26 (Reg. S)		200,000	198,875
MEG Energy Corp. 5.875% 2/1/29 (c)		110,000	107,334
New Fortress Energy, Inc. 6.75% 9/15/25 (c)		55,000	54,343
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (c)		90,000	91,401
8.75% 6/15/31 (c)		50,000	52,258
Nostrum Oil & Gas Finance BV 14% 6/30/26 pay-in-kind (c)(e)		1,966	412
Occidental Petroleum Corp.:
5.5% 12/1/25		35,000	35,128
5.875% 9/1/25		40,000	40,271
6.375% 9/1/28		70,000	73,466
6.6% 3/15/46		55,000	59,403
6.625% 9/1/30		90,000	95,751
6.95% 7/1/24		31,000	31,124
7.5% 5/1/31		125,000	139,179
8.875% 7/15/30		60,000	70,338
Oq Saoc 5.125% 5/6/28 (c)		200,000	195,938
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		70,000	68,416
7.875% 9/15/30 (c)		160,000	165,731
Permian Resources Operating LLC 5.875% 7/1/29 (c)		80,000	78,600
Petroleos Mexicanos:
4.25% 1/15/25		185,000	179,820
6.49% 1/23/27		175,000	164,579
7.69% 1/23/50		75,000	52,238
Petrorio Luxembourg SARL 6.125% 6/9/26 (c)		100,000	97,625
Renew Power Ltd. 5.875% 3/5/27 (Reg. S)		200,000	193,520
Saudi Arabian Oil Co.:
2.25% 11/24/30 (c)		200,000	167,750
3.25% 11/24/50 (c)		150,000	99,750
3.5% 4/16/29 (c)		125,000	116,094
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		20,000	20,810
SM Energy Co.:
6.5% 7/15/28		25,000	25,000
6.625% 1/15/27		65,000	64,696
Southwestern Energy Co.:
4.75% 2/1/32		65,000	60,135
5.375% 2/1/29		50,000	48,820
Strathcona Resources Ltd. 6.875% 8/1/26 (c)		115,000	113,895
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		50,000	46,582
6% 4/15/27		175,000	175,033
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (c)		55,000	51,123
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (c)		100,000	82,000
Termocandelaria Power Ltd. 7.875% 1/30/29 (c)		140,000	137,200
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		70,000	67,060
Tullow Oil PLC:
7% 3/1/25 (c)		200,000	189,125
10.25% 5/15/26 (c)		358,000	327,234
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 6.875% 4/1/26		35,000	34,794
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)		70,000	62,563
6.25% 1/15/30 (c)		155,000	155,123
YPF SA 8.5% 3/23/25 (c)		101,625	99,359
			9,234,407
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (c)		80,000	76,206
Environmental - 0.3%
Clean Harbors, Inc. 6.375% 2/1/31 (c)		20,000	20,261
Covanta Holding Corp. 4.875% 12/1/29 (c)		40,000	34,548
Madison IAQ LLC:
4.125% 6/30/28 (c)		55,000	50,539
5.875% 6/30/29 (c)		85,000	75,530
Stericycle, Inc. 3.875% 1/15/29 (c)		35,000	31,816
			212,694
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)		35,000	31,623
4.625% 1/15/27 (c)		95,000	92,156
4.875% 2/15/30 (c)		275,000	262,827
BellRing Brands, Inc. 7% 3/15/30 (c)		25,000	25,596
Camposol SA 6% 2/3/27 (c)		200,000	143,950
Casino Guichard Perrachon SA 4.048% (Reg. S) (d)(e)	EUR	100,000	746
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)		30,000	11,166
Iceland Bondco PLC 3 month EURIBOR EURO INTER + 5.500% 9.502% 12/15/27 (Reg. S) (e)(f)	EUR	100,000	108,178
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)		25,000	21,564
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)		100,000	101,293
			799,099
Food/Beverage/Tobacco - 2.1%
Adecoagro SA 6% 9/21/27 (c)		100,000	97,150
C&S Group Enterprises LLC 5% 12/15/28 (c)		40,000	32,484
Central American Bottling Corp. 5.25% 4/27/29 (c)		200,000	186,000
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (c)		30,000	28,076
7.625% 7/1/29 (c)		90,000	91,122
Fiesta Purchaser, Inc. 7.875% 3/1/31 (c)(h)		40,000	40,000
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc. 5.5% 1/15/30		120,000	117,237
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)		48,000	49,070
Kraft Heinz Foods Co. 5.5% 6/1/50		25,000	25,330
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (c)		70,000	63,877
MARB BondCo PLC 3.95% 1/29/31 (c)		100,000	79,400
MHP SA 7.75% 5/10/24 (c)		100,000	95,500
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (c)		65,000	63,050
Performance Food Group, Inc.:
4.25% 8/1/29 (c)		40,000	36,653
5.5% 10/15/27 (c)		100,000	97,530
Post Holdings, Inc. 4.625% 4/15/30 (c)		34,000	31,268
TreeHouse Foods, Inc. 4% 9/1/28		20,000	17,840
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		145,000	125,020
U.S. Foods, Inc.:
4.625% 6/1/30 (c)		35,000	32,623
4.75% 2/15/29 (c)		80,000	75,901
6.875% 9/15/28 (c)		150,000	153,989
7.25% 1/15/32 (c)		50,000	52,375
			1,591,495
Gaming - 3.3%
Affinity Interactive 6.875% 12/15/27 (c)		20,000	18,099
Allwyn Entertainment Financing (UK) PLC 7.25% 4/30/30 (Reg. S)	EUR	100,000	113,068
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)		90,000	82,271
6.25% 7/1/25 (c)		110,000	110,376
6.5% 2/15/32 (c)(h)		130,000	131,438
Churchill Downs, Inc. 5.75% 4/1/30 (c)		135,000	130,603
Cirsa Finance International SARL:
7.875% 7/31/28 (Reg. S)	EUR	100,000	112,729
10.375% 11/30/27 (Reg. S)	EUR	100,000	115,974
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)		90,000	82,355
6.75% 1/15/30 (c)		45,000	40,457
GENM Capital Labuan Ltd. 3.882% 4/19/31 (c)		200,000	171,250
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	94,573
5.375% 4/15/26		30,000	29,898
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		40,000	37,953
Light & Wonder International, Inc. 7.5% 9/1/31 (c)		35,000	36,419
Melco Resorts Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	177,968
MGM China Holdings Ltd. 4.75% 2/1/27 (Reg. S)		200,000	187,000
Station Casinos LLC 4.625% 12/1/31 (c)		115,000	103,213
Studio City Finance Ltd.:
6.5% 1/15/28 (c)		110,000	101,750
6.5% 1/15/28 (Reg. S)		200,000	185,000
VICI Properties LP / VICI Note Co. 5.75% 2/1/27 (c)		70,000	69,830
Wynn Macau Ltd. 5.125% 12/15/29 (Reg. S)		250,000	221,563
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (c)		150,000	154,684
			2,508,471
Healthcare - 4.1%
1375209 BC Ltd. 9% 1/30/28 (c)		14,000	13,580
AHP Health Partners, Inc. 5.75% 7/15/29 (c)		80,000	71,705
Auna SA 10% 12/15/29 (c)		20,800	20,760
Avantor Funding, Inc. 3.875% 11/1/29 (c)		70,000	63,538
Bausch Health Companies, Inc.:
11% 9/30/28 (c)		25,000	17,008
14% 10/15/30 (c)		4,000	2,236
Centene Corp.:
3.375% 2/15/30		160,000	143,291
4.625% 12/15/29		105,000	100,502
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)		20,000	18,189
4% 3/15/31 (c)		55,000	48,880
Cheplapharm Arzneimittel GmbH 7.5% 5/15/30	EUR	100,000	113,582
Community Health Systems, Inc.:
4.75% 2/15/31 (c)		75,000	59,539
5.25% 5/15/30 (c)		155,000	128,328
6% 1/15/29 (c)		140,000	126,494
6.125% 4/1/30 (c)		170,000	110,648
6.875% 4/15/29 (c)		75,000	51,000
8% 3/15/26 (c)		47,000	46,324
DaVita, Inc.:
3.75% 2/15/31 (c)		60,000	49,463
4.625% 6/1/30 (c)		80,000	70,782
Encompass Health Corp. 5.75% 9/15/25		15,000	14,904
Grifols SA 4.75% 10/15/28 (c)		200,000	172,012
HealthEquity, Inc. 4.5% 10/1/29 (c)		30,000	28,009
Hologic, Inc. 3.25% 2/15/29 (c)		55,000	49,455
Jazz Securities DAC 4.375% 1/15/29 (c)		55,000	50,731
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)		50,000	43,827
3.875% 5/15/32 (c)		100,000	85,595
4.375% 6/15/28 (c)		40,000	37,495
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)		80,000	73,196
5.125% 4/30/31 (c)		80,000	68,730
RP Escrow Issuer LLC 5.25% 12/15/25 (c)		50,000	45,000
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (c)		16,000	16,024
10% 4/15/27 (c)		40,000	40,251
Teleflex, Inc. 4.625% 11/15/27		30,000	29,104
Tenet Healthcare Corp.:
4.25% 6/1/29		130,000	120,683
4.375% 1/15/30		210,000	194,317
6.125% 10/1/28		210,000	209,227
6.25% 2/1/27		195,000	194,422
6.875% 11/15/31		10,000	10,263
Teva Pharmaceutical Finance Netherlands III BV:
1.625% 10/15/28 (Reg. S)	EUR	100,000	92,533
3.15% 10/1/26		75,000	69,772
4.1% 10/1/46		200,000	137,023
7.875% 9/15/29		100,000	107,865
			3,146,287
Homebuilders/Real Estate - 2.1%
Adler Financing SARL 12.5% 6/30/25 pay-in-kind	EUR	25,000	29,571
AGPS BondCo PLC 6% 8/5/25 (Reg. S) (e)	EUR	100,000	43,037
Arcosa, Inc. 4.375% 4/15/29 (c)		40,000	37,268
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (c)		40,000	36,002
6.625% 1/15/28 (c)		5,000	4,926
China Aoyuan Group Ltd. 6.2% (Reg. S) (d)		200,000	4,000
CPI Property Group SA 1.5% 1/27/31 (Reg. S)	EUR	100,000	66,463
GMR Hyderabad International Airport Ltd. 4.75% 2/2/26 (Reg. S)		200,000	193,078
Greensaif Pipelines Bidco SARL 6.129% 2/23/38 (c)		70,000	71,330
Greentown China Holdings Ltd. 4.7% 4/29/25 (Reg. S)		200,000	177,000
Kennedy-Wilson, Inc.:
4.75% 3/1/29		55,000	46,046
5% 3/1/31		55,000	43,863
Modernland Overseas Pte Ltd.:
5% 4/30/27 pay-in-kind (Reg. S) (b)(e)		6,115	1,896
5% 4/30/27 pay-in-kind (e)		106,828	31,915
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	73,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (c)		80,000	79,419
5.875% 6/15/27 (c)		55,000	54,523
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	14,753
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (c)		55,000	46,874
6.5% 2/15/29 (c)		85,000	59,958
10.5% 2/15/28 (c)		110,000	111,975
VICI Properties LP / VICI Note Co. 3.75% 2/15/27 (c)		205,000	193,939
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		25,000	23,300
Yango Justice International Ltd.:
8.25% (Reg. S) (d)		220,000	550
10% (Reg. S) (d)		200,000	970
Yanlord Land Group Ltd. 5.125% 5/20/26 (Reg. S)		200,000	138,125
			1,584,281
Hotels - 0.6%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		125,000	136,745
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)		40,000	34,339
3.75% 5/1/29 (c)		35,000	32,119
Lindblad Expeditions Holdings 9% 5/15/28 (c)		185,000	192,274
Lindblad Expeditions LLC 6.75% 2/15/27 (c)		65,000	64,436
			459,913
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc. 10.125% 8/1/26 (c)		35,000	36,442
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
5.875% 11/1/29 (c)		190,000	179,936
6.75% 10/15/27 (c)		225,000	219,672
AmWINS Group, Inc. 4.875% 6/30/29 (c)		40,000	37,334
AssuredPartners, Inc. 5.625% 1/15/29 (c)		30,000	28,332
HUB International Ltd. 5.625% 12/1/29 (c)		60,000	56,617
MGIC Investment Corp. 5.25% 8/15/28		40,000	38,959
			597,292
Leisure - 1.7%
Carnival Corp.:
5.75% 3/1/27 (c)		135,000	133,174
7.625% 3/1/26 (Reg. S)	EUR	100,000	109,819
9.875% 8/1/27 (c)		210,000	220,370
NCL Corp. Ltd.:
5.875% 3/15/26 (c)		20,000	19,501
7.75% 2/15/29 (c)		80,000	80,768
NCL Finance Ltd. 6.125% 3/15/28 (c)		25,000	23,909
Pinnacle Bidco PLC 8.25% 10/11/28 (Reg. S)	EUR	100,000	112,673
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)		130,000	125,452
5.375% 7/15/27 (c)		60,000	59,041
5.5% 8/31/26 (c)		135,000	133,632
11.625% 8/15/27 (c)		220,000	239,305
Vail Resorts, Inc. 6.25% 5/15/25 (c)		35,000	35,051
Viking Cruises Ltd. 9.125% 7/15/31 (c)		25,000	26,750
			1,319,445
Metals/Mining - 3.1%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		200,000	199,125
Alcoa Nederland Holding BV 4.125% 3/31/29 (c)		70,000	64,253
Alpha Natural Resources, Inc. 9.75% (b)(d)		210,000	0
Antofagasta PLC 2.375% 10/14/30 (c)		200,000	164,375
Arsenal AIC Parent LLC 8% 10/1/30 (c)		30,000	31,292
Endeavour Mining PLC 5% 10/14/26 (c)		100,000	91,750
ERO Copper Corp. 6.5% 2/15/30 (c)		365,000	330,325
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)		50,000	47,044
6.875% 10/15/27 (c)		75,000	66,614
FMG Resources Pty Ltd.:
4.375% 4/1/31 (c)		40,000	36,000
5.875% 4/15/30 (c)		130,000	128,395
Gcm Mining Corp. 6.875% 8/9/26 (c)		200,000	174,000
HudBay Minerals, Inc. 6.125% 4/1/29 (c)		105,000	103,661
Industrias Penoles SA de CV 4.75% 8/6/50 (c)		200,000	156,500
Mineral Resources Ltd.:
8% 11/1/27 (c)		85,000	86,926
8.5% 5/1/30 (c)		20,000	20,576
Minsur SA 4.5% 10/28/31 (c)		50,000	43,297
Nexa Resources SA 6.5% 1/18/28 (c)		200,000	200,360
Novelis Corp. 3.875% 8/15/31 (c)		115,000	99,744
PT Freeport Indonesia 5.315% 4/14/32 (c)		200,000	193,772
Samarco Mineracao SA 9.0494% 6/30/31 pay-in-kind (c)(e)		35,000	29,068
Stillwater Mining Co. 4% 11/16/26 (c)		100,000	88,313
Volcan Compania Minera SAA 4.375% 2/11/26 (c)		95,000	54,150
			2,409,540
Paper - 0.4%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (c)		45,000	40,348
Berry Global, Inc. 5.625% 7/15/27 (c)		35,000	34,700
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)		35,000	34,826
8.75% 4/15/30 (c)		200,000	189,990
Inversiones CMPC SA 3% 4/6/31 (c)		25,000	21,025
Suzano Austria GmbH 3.75% 1/15/31		25,000	21,711
			342,600
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)		160,000	143,006
Bimbo Bakeries U.S.A., Inc. 6.4% 1/15/34 (c)		200,000	218,778
CEC Entertainment LLC 6.75% 5/1/26 (c)		60,000	59,605
Papa John's International, Inc. 3.875% 9/15/29 (c)		25,000	22,193
Yum! Brands, Inc.:
4.625% 1/31/32		70,000	64,933
4.75% 1/15/30 (c)		200,000	192,034
			700,549
Services - 3.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)		30,000	24,909
ASGN, Inc. 4.625% 5/15/28 (c)		160,000	151,323
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (c)		38,000	34,240
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (c)		40,000	37,035
Booz Allen Hamilton, Inc. 4% 7/1/29 (c)		30,000	28,100
Brand Industrial Services, Inc. 10.375% 8/1/30 (c)		130,000	137,313
CoreCivic, Inc. 8.25% 4/15/26		45,000	46,125
CoreLogic, Inc. 4.5% 5/1/28 (c)		125,000	110,771
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (c)		520,000	511,388
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		90,000	81,719
Hertz Corp.:
4.625% 12/1/26 (c)		55,000	49,466
5% 12/1/29 (c)		70,000	55,320
5.5% (b)(c)(d)		65,000	1,950
6% (b)(c)(d)		85,000	7,225
6.25% (b)(d)		60,000	1,800
7.125% (b)(c)(d)		85,000	7,225
IPD BV 8% 6/15/28 (Reg. S)	EUR	100,000	113,389
Koc Holding A/S 6.5% 3/11/25 (c)		35,000	34,913
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)		35,000	35,000
Sabre GLBL, Inc. 7.375% 9/1/25 (c)		60,000	57,416
Service Corp. International 5.125% 6/1/29		35,000	34,169
The GEO Group, Inc.:
9.5% 12/31/28 (c)		170,000	165,750
10.5% 6/30/28		67,000	68,171
Uber Technologies, Inc.:
4.5% 8/15/29 (c)		485,000	459,072
6.25% 1/15/28 (c)		100,000	100,560
7.5% 9/15/27 (c)		90,000	91,954
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		45,000	43,259
			2,489,562
Steel - 1.1%
Commercial Metals Co. 3.875% 2/15/31		30,000	26,458
CSN Islands XI Corp. 6.75% 1/28/28 (c)		50,000	47,875
CSN Resources SA:
5.875% 4/8/32 (c)		40,000	34,100
7.625% 4/17/26 (c)		15,000	15,093
JSW Steel Ltd.:
3.95% 4/5/27 (c)		100,000	92,875
5.375% 4/4/25 (Reg. S)		200,000	196,750
Metinvest BV 5.625% 6/17/25 (Reg. S)	EUR	100,000	95,102
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)		20,000	18,383
TMK Capital SA 4.3% (Reg. S) (b)(d)		200,000	120,000
Vallourec SA 8.5% 6/30/26 (Reg. S)	EUR	200,000	217,655
			864,291
Super Retail - 1.2%
Academy Ltd. 6% 11/15/27 (c)		75,000	74,099
Asbury Automotive Group, Inc.:
4.5% 3/1/28		21,000	19,743
4.625% 11/15/29 (c)		45,000	41,458
4.75% 3/1/30		20,000	18,506
5% 2/15/32 (c)		45,000	40,671
Bath & Body Works, Inc. 6.625% 10/1/30 (c)		110,000	111,447
Carvana Co.:
12% 12/1/28 pay-in-kind (c)(e)		9,000	7,995
13% 6/1/30 pay-in-kind (c)(e)		13,000	11,538
14% 6/1/31 pay-in-kind (c)(e)		16,000	14,265
EG Global Finance PLC 12% 11/30/28 (c)		200,000	211,396
Group 1 Automotive, Inc. 4% 8/15/28 (c)		200,000	184,382
LBM Acquisition LLC 6.25% 1/15/29 (c)		80,000	72,600
Macy's Retail Holdings LLC 6.125% 3/15/32 (c)		35,000	33,026
Michaels Companies, Inc.:
5.25% 5/1/28 (c)		40,000	31,419
7.875% 5/1/29 (c)		40,000	25,584
			898,129
Technology - 4.1%
Acuris Finance U.S. 5% 5/1/28 (c)		170,000	148,595
ams-OSRAM AG 10.5% 3/30/29 (Reg. S)	EUR	100,000	116,549
Athenahealth Group, Inc. 6.5% 2/15/30 (c)		175,000	156,321
Black Knight InfoServ LLC 3.625% 9/1/28 (c)		60,000	56,700
Block, Inc.:
2.75% 6/1/26		75,000	70,200
3.5% 6/1/31		75,000	64,611
Boxer Parent Co., Inc. 9.125% 3/1/26 (c)		5,000	5,000
CA Magnum Holdings 5.375% 10/31/26 (c)		400,000	373,500
Camelot Finance SA 4.5% 11/1/26 (c)		150,000	144,626
Cloud Software Group, Inc. 9% 9/30/29 (c)		185,000	175,094
Coherent Corp. 5% 12/15/29 (c)		45,000	42,134
Crowdstrike Holdings, Inc. 3% 2/15/29		70,000	62,561
Elastic NV 4.125% 7/15/29 (c)		40,000	36,292
Iliad Holding SAS 5.625% 10/15/28 (Reg. S)	EUR	100,000	108,289
Iliad SA 5.375% 6/14/27 (Reg. S)	EUR	200,000	221,233
Lenovo Group Ltd. 3.421% 11/2/30 (c)		200,000	176,728
Match Group Holdings II LLC 4.125% 8/1/30 (c)		100,000	89,976
MicroStrategy, Inc. 6.125% 6/15/28 (c)		120,000	114,486
NCR Atleos Corp. 9.5% 4/1/29 (c)		100,000	107,260
NCR Voyix Corp. 5.125% 4/15/29 (c)		45,000	42,103
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)		30,000	30,667
Open Text Holdings, Inc. 4.125% 2/15/30 (c)		200,000	181,020
Qorvo, Inc. 4.375% 10/15/29		45,000	42,373
Rackspace Hosting, Inc.:
3.5% 2/15/28 (c)		100,000	39,160
5.375% 12/1/28 (c)		30,000	9,335
Roblox Corp. 3.875% 5/1/30 (c)		185,000	162,524
Seagate HDD Cayman:
8.25% 12/15/29 (c)		45,000	48,451
8.5% 7/15/31 (c)		40,000	43,455
Sensata Technologies BV 4% 4/15/29 (c)		65,000	59,512
Synaptics, Inc. 4% 6/15/29 (c)		30,000	26,602
TTM Technologies, Inc. 4% 3/1/29 (c)		60,000	54,083
UKG, Inc. 6.875% 2/1/31 (c)		55,000	55,619
VMED O2 UK Financing I PLC 3.25% 1/31/31 (Reg. S)	EUR	100,000	97,706
			3,162,765
Telecommunications - 6.0%
Altice France Holding SA 6% 2/15/28 (c)		75,000	33,482
Altice France SA:
4.125% 1/15/29 (Reg. S)	EUR	120,000	98,289
5.125% 1/15/29 (c)		50,000	36,904
5.125% 7/15/29 (c)		120,000	87,731
5.5% 1/15/28 (c)		130,000	101,499
AXIAN Telecom 7.375% 2/16/27 (c)		200,000	188,313
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		330,000	311,609
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	100,000	95,497
Consolidated Communications, Inc. 5% 10/1/28 (c)		135,000	110,531
CT Trust 5.125% 2/3/32 (c)		200,000	174,000
Digicel Group Ltd. 6.75% (c)(d)		150,000	3,000
Frontier Communications Holdings LLC:
5% 5/1/28 (c)		55,000	50,758
5.875% 10/15/27 (c)		50,000	48,092
5.875% 11/1/29		14,771	12,517
6% 1/15/30 (c)		95,000	80,557
8.75% 5/15/30 (c)		65,000	66,585
IHS Netherlands Holdco BV 8% 9/18/27 (c)		200,000	183,063
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)		135,000	127,520
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)		400,000	352,024
6.75% 10/15/27 (c)		90,000	86,694
Level 3 Financing, Inc.:
3.75% 7/15/29 (b)(c)		95,000	49,875
4.25% 7/1/28 (b)(c)		75,000	41,625
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (c)		200,000	124,875
Lorca Telecom Bondco SAU 4% 9/18/27 (Reg. S)	EUR	100,000	104,942
Millicom International Cellular SA 4.5% 4/27/31 (c)		200,000	166,750
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (c)		50,000	48,107
6% 2/15/28 (c)		20,000	19,050
Sable International Finance Ltd. 5.75% 9/7/27 (c)		180,000	172,800
Sabre GLBL, Inc. 9.25% 4/15/25 (c)		6,000	5,906
SBA Communications Corp.:
3.125% 2/1/29		100,000	89,123
3.875% 2/15/27		200,000	190,864
Telecom Italia SpA:
6.875% 2/15/28 (Reg. S)	EUR	200,000	229,238
7.875% 7/31/28 (Reg. S)	EUR	100,000	118,535
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (c)		200,000	192,938
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (c)		200,000	189,813
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (c)		210,000	139,125
VTR Comunicaciones SpA 5.125% 1/15/28 (c)		176,000	102,080
Windstream Escrow LLC 7.75% 8/15/28 (c)		200,000	175,353
WP/AP Telecom Holdings IV BV 3.75% 1/15/29 (Reg. S)	EUR	100,000	101,422
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)		115,000	87,450
6.125% 3/1/28 (c)		60,000	39,953
			4,638,489
Textiles/Apparel - 0.4%
Crocs, Inc.:
4.125% 8/15/31 (c)		115,000	98,022
4.25% 3/15/29 (c)		55,000	49,775
CT Investment GmbH 5.5% 4/15/26 (Reg. S)	EUR	100,000	106,545
Victoria's Secret & Co. 4.625% 7/15/29 (c)		50,000	42,274
			296,616
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (c)		110,000	93,644
Utilities - 3.9%
Abu Dhabi National Energy Co. PJSC 4.696% 4/24/33 (c)		200,000	196,750
Aegea Finance SARL 9% 1/20/31 (c)		200,000	210,400
Clearway Energy Operating LLC 4.75% 3/15/28 (c)		40,000	38,084
ContourGlobal Power Holdings SA 3.125% 1/1/28 (Reg. S)	EUR	221,000	215,353
DPL, Inc.:
4.125% 7/1/25		180,000	175,293
4.35% 4/15/29		215,000	199,110
Energia Group ROI 6.875% 7/31/28 (Reg. S)	EUR	113,000	127,001
Eskom Holdings SOC Ltd. 8.45% 8/10/28 (c)		60,000	59,925
Mong Duong Finance Holdings BV:
5.125% 5/7/29 (c)		92,229	86,119
5.125% 5/7/29 (Reg. S)		230,573	215,297
NextEra Energy Partners LP 4.25% 9/15/24 (c)		4,000	3,910
NRG Energy, Inc. 3.875% 2/15/32 (c)		5,000	4,288
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	7,501
3.95% 12/1/47		55,000	41,055
4.55% 7/1/30		130,000	124,236
4.95% 7/1/50		415,000	361,663
PG&E Corp. 5% 7/1/28		375,000	362,367
Pike Corp. 5.5% 9/1/28 (c)		175,000	167,066
Solaris Midstream Holdings LLC 7.625% 4/1/26 (c)		70,000	70,113
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		162,160	162,241
Vertiv Group Corp. 4.125% 11/15/28 (c)		95,000	88,155
Vistra Operations Co. LLC 5.625% 2/15/27 (c)		60,000	59,104
			2,975,031
TOTAL NONCONVERTIBLE BONDS			58,849,175
TOTAL CORPORATE BONDS (Cost $64,956,514)			59,928,888

Government Obligations - 2.2%
		Principal Amount (a)	Value ($)
Germany - 1.1%
German Federal Republic:
0% 4/5/24	EUR	700,000	751,274
2.2% 4/13/28(Reg. S)	EUR	75,000	81,431
TOTAL GERMANY			832,705
United States of America - 1.1%
U.S. Treasury Bonds:
2.875% 5/15/52		336,000	259,573
3.625% 2/15/53		428,000	384,264
U.S. Treasury Notes 3.875% 8/15/33		189,000	187,878
TOTAL UNITED STATES OF AMERICA			831,715
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,711,606)			1,664,420

Common Stocks - 1.9%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(i)	3,510	3,405
Energy - 0.9%
California Resources Corp.	4,138	197,300
California Resources Corp. warrants 10/27/24 (i)	530	7,224
Chesapeake Energy Corp.	1,694	130,624
EP Energy Corp. (b)(i)	7,975	13,797
Exxon Mobil Corp.	1,426	146,607
Noble Corp. PLC:
warrants 2/4/28 (i)	600	15,643
warrants 2/4/28 (i)	600	13,079
Nostrum Oil & Gas LP warrants (b)(i)	6,753	0
PureWest Energy (b)	105	24
PureWest Energy rights (b)(i)	63	0
Superior Energy Services, Inc. Class A (b)	609	45,498
Tidewater, Inc. warrants 11/14/42 (i)	1,897	140,200
TOTAL ENERGY		709,996
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(g)(i)	125,816	86,813
Food & Drug Retail - 0.4%
Northeast Grocery, Inc. (b)(g)(i)	12,754	79,202
Southeastern Grocers, Inc. (b)(g)(i)	7,744	208,159
TOTAL FOOD & DRUG RETAIL		287,361
Hotels - 0.0%
Travelport Finance Luxembourg SARL (b)	7	16,667
Textiles/Apparel - 0.1%
Intelsat Emergence SA (b)	2,308	83,780
Utilities - 0.4%
PG&E Corp.	7,733	130,456
Vistra Corp.	3,895	159,812
TOTAL UTILITIES		290,268
TOTAL COMMON STOCKS (Cost $1,213,918)		1,478,290

Bank Loan Obligations - 4.3%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 8/24/28 (e)(f)(j)	64,554	64,581
Air Transportation - 0.6%
Echo Global Logistics, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1981% 11/23/28 (b)(e)(f)(j)	190,588	190,588
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.4832% 11/23/29 (b)(e)(f)(j)	30,000	30,000
CME Term SOFR 3 Month Index + 8.000% 13.4326% 11/23/29 (b)(e)(f)(j)	257,000	257,000
TOTAL AIR TRANSPORTATION		477,588
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.9481% 2/1/27 (e)(f)(j)	28,027	27,870
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8797% 2/25/29 (e)(f)(j)	49,250	48,362
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 5/7/25 (b)(e)(f)(j)	115,878	115,009
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (e)(f)(j)	79,202	78,231
TOTAL CHEMICALS		193,240
Diversified Financial Services - 0.5%
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8711% 10/31/28 (e)(f)(j)	12,811	12,817
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (f)(j)(k)	125,000	124,870
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.3481% 4/20/30 (e)(f)(j)	14,390	14,390
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 12/31/24 (b)(e)(f)(j)	244,821	240,537
TOTAL DIVERSIFIED FINANCIAL SERVICES		392,614
Diversified Media - 0.2%
Cmg Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 12/17/26 (e)(f)(j)	138,926	128,529
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(j)	65,772	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(f)(j)	28,000	0
TOTAL ENERGY		0
Food & Drug Retail - 0.0%
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8332% 12/5/28 (e)(f)(j)	25,000	24,792
Food/Beverage/Tobacco - 0.1%
Oatly Group AB Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.7979% 4/18/28 (b)(e)(f)(j)	79,600	74,625
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4471% 11/1/28 (e)(f)(j)	9,825	9,807
Insurance - 0.0%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8998% 2/15/27 (e)(f)(j)	4,900	4,894
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8332% 11/6/30 (e)(f)(j)	31,454	31,502
TOTAL INSURANCE		36,396
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 8/17/28 (e)(f)(j)	4,716	4,711
Services - 0.8%
Amentum Government Services Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4471% 1/23/27 (e)(f)(j)	14,475	14,466
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1826% 12/10/29 (e)(f)(j)	10,000	9,219
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 6/2/28 (e)(f)(j)	158,380	152,572
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (b)(e)(f)(j)	191,556	191,556
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (e)(f)(j)	192,322	171,136
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.1346% 3/3/30 (e)(f)(j)	51,407	51,380
TOTAL SERVICES		590,329
Super Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/5/28 (e)(f)(j)	155,227	154,670
Technology - 1.0%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5826% 2/15/29 (e)(f)(j)	87,811	86,494
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (b)(e)(f)(j)	4,474	4,474
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5826% 5/3/28 (e)(f)(j)	158,973	155,520
UKG, Inc.:
1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.6802% 5/4/26 (e)(f)(j)	195,266	195,225
CME Term SOFR 3 Month Index + 3.750% 9.1627% 5/4/26 (e)(f)(j)	19,150	19,150
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (e)(f)(j)	286,989	286,766
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 1/30/31 (f)(j)(k)	5,000	4,994
TOTAL TECHNOLOGY		752,623
Telecommunications - 0.5%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.814% 8/15/28 (e)(f)(j)	367,225	333,180
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 1/26/31 (f)(j)(k)	15,000	15,000
TOTAL TELECOMMUNICATIONS		348,180
TOTAL BANK LOAN OBLIGATIONS (Cost $3,385,472)		3,328,917

Preferred Securities - 4.9%
		Principal Amount (a)	Value ($)
Banks & Thrifts - 2.7%
AIB Group PLC 5.25% (Reg. S) (e)(l)	EUR	200,000	212,959
Banco de Sabadell SA 9.375% (Reg. S) (e)(l)	EUR	200,000	230,459
Banco Mercantil del Norte SA 7.625% (c)(e)(l)		40,000	38,300
Bank of America Corp.:
4.375% (e)(l)		100,000	91,318
5.875% (e)(l)		190,000	184,300
Bank of Communications Co. Ltd. 3.8% (Reg. S) (e)(l)		200,000	194,000
CaixaBank SA 5.875% (Reg. S) (e)(l)	EUR	200,000	212,033
Citigroup, Inc. 7.625% (e)(l)		120,000	122,682
Deutsche Bank AG 6.75% (e)(l)	EUR	200,000	203,712
Industrial & Commercial Bank of China Ltd. 3.2% (Reg. S) (e)(l)		200,000	189,750
Rizal Commercial Banking Corp. 6.5% (Reg. S) (e)(l)		200,000	193,726
Tinkoff Credit Systems 6% (b)(c)(d)(e)(l)		100,000	5,000
Woori Bank 4.25% (Reg. S) (e)(l)		200,000	197,050
TOTAL BANKS & THRIFTS			2,075,289
Building Materials - 0.3%
CEMEX S.A.B. de CV 5.125% (c)(e)(l)		200,000	189,800
Diversified Financial Services - 0.7%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(l)		200,000	173,144
Charles Schwab Corp. 5.375% (e)(l)		340,000	335,193
TOTAL DIVERSIFIED FINANCIAL SERVICES			508,337
Energy - 0.1%
Wintershall Dea Finance 2 BV 2.4985% (Reg. S) (e)(l)	EUR	100,000	100,063
Homebuilders/Real Estate - 0.1%
Abertis Infraestructuras Finance BV 3.248% (Reg. S) (e)(l)	EUR	100,000	104,179
Technology - 0.3%
Network i2i Ltd. 5.65% (Reg. S) (e)(l)		200,000	197,625
Telecommunications - 0.3%
Telefonica Europe BV 6.75% (Reg. S) (e)(l)	EUR	200,000	232,912
Utilities - 0.4%
Electricite de France SA:
5% (Reg. S) (e)(l)	EUR	100,000	107,417
7.5% (Reg. S) (e)(l)	EUR	200,000	235,335
TOTAL UTILITIES			342,752
TOTAL PREFERRED SECURITIES (Cost $3,680,156)			3,750,957

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $5,655,821)	5,654,783	5,655,914

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $80,603,487)	75,807,386
NET OTHER ASSETS (LIABILITIES) - 1.5%	1,115,967
NET ASSETS - 100.0%	76,923,353

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,786,976 or 50.4% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $459,196 or 0.6% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	78,791

New Cotai LLC/New Cotai Capital Corp.	9/11/20	623,261

Northeast Grocery, Inc.	11/08/21	5,075

Southeastern Grocers, Inc.	6/01/18	54,475

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,730,646	25,916,597	22,991,329	140,325	-	-	5,655,914	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	443,223	443,223	15	-	-	-	0.0%
Total	2,730,646	26,359,820	23,434,552	140,340	-	-	5,655,914

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Government Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.